Equity Based Compensation - Additional Information (Detail)			3 Months Ended				12 Months Ended
	Jan. 01, 2021 shares	Oct. 27, 2020 shares	Mar. 31, 2021 USD ($) $ / shares		Mar. 31, 2020 USD ($) $ / shares		Dec. 31, 2020 USD ($) Installment $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares		Oct. 26, 2020 shares	Jul. 27, 2020 shares	Dec. 31, 2018 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity | $			$ 340,036,000	[1]	$ 27,585,000	[1]	$ 384,520,000	[1]	$ 77,823,000	[1]			$ 99,693,000
Restricted Stock Units ("RSUs") [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted installments							three equal annual installments
Description of vesting rights							Restricted stock unit awards granted under the Plan generally vest in three equal annual installments beginning on the first anniversary of the vesting start date.
Total unrecognized equity-based compensation expense | $							$ 100,000		$ 200,000
Equity-based compensation expense expected to be recognized over weighted average period							1 year 2 months 12 days		2 years 2 months 12 days
Total fair value of restricted stock units that vested | $							$ 100,000		$ 100,000
ESPP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted installments							36 equal monthly installments
Description of vesting rights							Stock options granted to employees under our plans generally vest, if at all, as follows 25% will vest on the first anniversary of the vesting start date, with the remaining 75% to vest ratably in 36 equal monthly installments thereafter until the award fully vests upon the fourth anniversary of the vesting start date. The vesting of these awards is generally contingent upon the respective grantee's continued employment.
Stock options granted, weighted average grant-date fair values | $ / shares			$ 9.81		$ 2.54		$ 6.12		$ 4.91
Exercised							0		0
Total unrecognized equity-based compensation expense | $			$ 60,000,000				$ 22,700,000		$ 16,600,000
Equity-based compensation expense expected to be recognized over weighted average period			3 years 6 months				3 years		1 year 7 months 6 days
ESPP [Member] | NASDAQ [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Closing stock price | $ / shares			$ 13.73				$ 16.58
ESPP [Member] | First Anniversary [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of vesting amount							25.00%
ESPP [Member] | Fourth Anniversary [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Remaining percentage of vesting amount							75.00%
ESPP [Member] | Third Anniversary [Member] | Director
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of installments of share options granted | Installment							36
2018 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option award exercise price as percentage of fair market value							100.00%
Maximum available vesting amount description							The Available Vesting Amount was equal to the number of shares subject to the stock option multiplied by an equity ratio of total capital received from investors (up to a maximum of $350.0 million) divided by $350.0 million
Equity | $							$ 350,000,000
Percentage of fully diluted shares							10.00%
Capital received from investors | $							$ 350,000,000
Remaining options outstanding							3,554,598					3,554,598
2018 Plan [Member] | Restricted Stock Units ("RSUs") [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units outstanding												25,000
2018 Plan [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option plan term							10 years
2018 Plan [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Capital received from investors | $							$ 350,000,000
Old 2020 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Remaining options outstanding		337,792
Common stock reserved for issuance												355,888
Two Thousand And Twenty Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for issuance		24,050,679
Number of options converted on business combination after effect of the exchange ratio											964,051	10,144,864
Issuance of common shares		11,514,661
Two Thousand And Twenty Plan | Restricted Stock Units ("RSUs") [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Restricted stock units converted on business combination after effect of the exchange ratio												71,350
ESPP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for issuance											1,655,924
Number of awards granted							0
ESPP [Member] | Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for issuance	16,559,240
Percentage of increase outstanding number of shares of common stock	1.00%

[1]	Historical share and capital amounts were retroactively restated for reverse recapitalization as described in Note 1, Nature of Operations.